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C000016574
Account Value [Line Items]
Line Graph and Table Measure Name													Class A
Accumulated Value	$ 9,425	$ 9,100	$ 8,675	$ 8,416	$ 8,818	$ 10,467	$ 11,063	$ 10,296	$ 11,752	$ 12,442	$ 12,398	$ 12,535		$ 13,274	$ 11,427	$ 11,452	$ 12,416	$ 12,629	$ 12,859	$ 13,078	$ 12,646	$ 12,271	$ 13,201	$ 14,165	$ 14,821	$ 14,463	$ 13,896	$ 15,133	$ 16,355	$ 16,028	$ 15,694	$ 15,419	$ 13,723	$ 12,793	$ 13,934	$ 12,653	$ 12,968	$ 14,694	$ 14,647	$ 14,706	$ 16,970	$ 16,426	$ 16,174	$ 16,905	$ 16,706	$ 17,829	$ 19,602	$ 17,958	$ 17,636	$ 18,239	$ 17,672	$ 19,935	$ 19,584	$ 17,718	$ 11,459	$ 12,284	$ 13,325	$ 14,326	$ 15,782	$ 15,267	$ 14,753	$ 15,080	$ 17,911	$ 20,076	$ 18,877	$ 18,800	$ 19,040	$ 19,988	$ 21,427	$ 22,310	$ 21,158	$ 21,363	$ 19,175	$ 17,788	$ 17,361	$ 18,259	$ 19,833	$ 20,328	$ 22,767	$ 19,987	$ 21,059	$ 17,515	$ 18,446	$ 19,451	$ 18,788	$ 21,219	$ 20,750	$ 19,732	$ 21,503	$ 20,198	$ 20,370	$ 20,894	$ 21,174	$ 23,512	$ 24,645	$ 22,952	$ 22,336	$ 21,432	$ 24,444	$ 26,278	$ 25,013	$ 24,820	$ 25,257	$ 23,718	$ 23,000	$ 21,342	$ 21,579	$ 22,267	$ 22,127	$ 21,061	$ 19,840	$ 18,803	$ 20,529	$ 20,342	$ 21,540	$ 23,111	$ 24,106	$ 25,296	$ 24,021	$ 25,638	$ 27,077	$ 27,395
C000016577
Account Value [Line Items]
Line Graph and Table Measure Name													Class C
Accumulated Value	10,000	9,655	9,199	8,916	9,335	11,072	11,701	10,881	12,409	13,130	13,075	13,210		13,986	12,033	12,052	13,058	13,276	13,506	13,730	13,264	12,866	13,829	14,830	15,507	15,122	14,519	15,807	17,068	16,721	16,360	16,071	14,288	13,316	14,488	13,149	13,471	15,253	15,196	15,247	17,583	17,004	16,740	17,487	17,268	18,420	20,235	18,529	18,182	18,793	18,195	20,518	20,145	18,208	11,772	12,608	13,670	14,687	16,174	15,633	15,099	15,427	18,311	20,512	19,276	19,186	19,418	20,370	21,831	22,713	21,522	21,715	19,482	18,060	17,616	18,516	20,101	20,587	23,048	20,219	21,287	17,691	18,620	19,629	18,944	21,383	20,896	19,863	21,632	20,301	20,465	20,974	21,248	23,574	24,701	22,986	22,360	21,436	24,435	26,254	24,980	24,763	25,188	23,633	22,911	21,236	21,460	22,134	21,981	20,907	19,681	18,647	20,344	20,143	21,322	22,860	23,829	24,991	23,712	25,292	26,696	26,989
C000016579
Account Value [Line Items]
Line Graph and Table Measure Name													Class S
Accumulated Value	10,000	9,660	9,214	8,938	9,367	11,120	11,754	10,944	12,487	13,226	13,185	13,331		14,123	12,164	12,193	13,221	13,448	13,693	13,932	13,478	13,077	14,075	15,103	15,803	15,426	14,823	16,151	17,458	17,108	16,758	16,470	14,663	13,675	14,888	13,525	13,869	15,714	15,664	15,732	18,159	17,577	17,314	18,102	17,890	19,103	21,004	19,247	18,903	19,553	18,946	21,383	21,013	19,010	12,300	13,183	14,309	15,386	16,951	16,406	15,849	16,206	19,248	21,583	20,300	20,218	20,481	21,508	23,060	24,012	22,779	23,004	20,650	19,161	18,710	19,682	21,384	21,915	24,552	21,564	22,720	18,899	19,904	21,003	20,285	22,914	22,411	21,317	23,238	21,834	22,027	22,590	22,906	25,436	26,670	24,834	24,179	23,199	26,469	28,464	27,099	26,892	27,379	25,711	24,938	23,143	23,406	24,156	24,012	22,863	21,539	20,416	22,299	22,097	23,408	25,114	26,199	27,501	26,123	27,888	29,460	29,804
C000152125
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	1,000,000	966,002	920,868	893,318	936,108	1,111,372	1,175,264	1,093,787	1,248,535	1,322,392	1,317,702	1,332,943		1,412,075	1,215,709	1,218,547	1,321,287	1,344,583	1,369,073	1,392,966	1,346,972	1,307,548	1,406,705	1,510,042	1,579,929	1,542,298	1,482,565	1,614,802	1,745,411	1,711,040	1,676,044	1,646,673	1,466,070	1,366,707	1,488,567	1,352,334	1,386,705	1,571,057	1,566,058	1,572,932	1,815,402	1,757,284	1,731,038	1,809,778	1,789,155	1,909,766	2,099,742	1,924,139	1,889,768	1,955,385	1,894,143	2,137,630	2,100,721	1,900,533	1,229,904	1,318,112	1,430,717	1,538,318	1,694,715	1,640,289	1,585,237	1,620,896	1,924,931	2,158,275	2,030,029	2,021,897	2,048,171	2,150,142	2,305,913	2,401,002	2,277,762	2,300,283	2,065,062	1,916,173	1,870,505	1,967,665	2,137,799	2,191,638	2,455,094	2,155,745	2,271,321	1,889,418	1,990,636	2,099,752	2,028,683	2,291,421	2,241,171	2,132,019	2,323,947	2,182,891	2,202,932	2,259,200	2,290,032	2,542,853	2,666,951	2,483,501	2,417,984	2,320,093	2,646,910	2,846,260	2,709,927	2,689,198	2,737,831	2,570,404	2,493,866	2,314,480	2,339,993	2,414,936	2,401,383	2,285,778	2,153,431	2,041,249	2,229,414	2,209,253	2,340,297	2,511,661	2,620,023	2,750,226	2,611,623	2,788,027	2,945,111	2,980,392
DWS Index: MSCI Emerging Markets Latin America Index
Account Value [Line Items]
Accumulated Value	10,000	9,581	9,171	8,749	9,078	10,926	11,578	10,325	11,507	12,141	12,225	12,125		13,328	11,914	12,017	12,931	13,393	13,467	13,467	13,147	13,233	14,329	14,991	15,228	14,680	14,238	14,871	16,827	16,219	16,064	15,860	13,630	13,213	14,431	13,223	13,843	14,322	14,008	13,893	15,970	15,374	14,984	15,048	14,742	15,650	15,669	14,394	14,771	15,429	14,792	16,320	15,405	13,547	8,875	9,434	10,043	10,570	11,727	10,999	10,435	10,316	12,572	14,068	13,122	12,730	13,319	13,812	14,915	15,319	14,695	14,819	13,287	12,579	12,204	12,929	13,883	14,554	16,454	14,318	15,489	12,856	13,403	13,768	13,319	14,606	14,676	14,083	15,473	14,514	14,636	15,030	14,901	16,692	17,551	16,273	15,899	15,140	17,259	18,689	17,793	17,764	17,949	17,320	16,776	15,759	15,922	16,331	16,349	15,508	14,654	13,759	15,068	14,792	15,507	16,579	16,843	17,867	17,073	18,477	19,686	19,868
DWS Index: MSCI Emerging Markets Latin America Index
Account Value [Line Items]
Accumulated Value	10,000	9,581	9,171	8,749	9,078	10,926	11,578	10,325	11,507	12,141	12,225	12,125		13,328	11,914	12,017	12,931	13,393	13,467	13,467	13,147	13,233	14,329	14,991	15,228	14,680	14,238	14,871	16,827	16,219	16,064	15,860	13,630	13,213	14,431	13,223	13,843	14,322	14,008	13,893	15,970	15,374	14,984	15,048	14,742	15,650	15,669	14,394	14,771	15,429	14,792	16,320	15,405	13,547	8,875	9,434	10,043	10,570	11,727	10,999	10,435	10,316	12,572	14,068	13,122	12,730	13,319	13,812	14,915	15,319	14,695	14,819	13,287	12,579	12,204	12,929	13,883	14,554	16,454	14,318	15,489	12,856	13,403	13,768	13,319	14,606	14,676	14,083	15,473	14,514	14,636	15,030	14,901	16,692	17,551	16,273	15,899	15,140	17,259	18,689	17,793	17,764	17,949	17,320	16,776	15,759	15,922	16,331	16,349	15,508	14,654	13,759	15,068	14,792	15,507	16,579	16,843	17,867	17,073	18,477	19,686	19,868
DWS Index: MSCI Emerging Markets Latin America Index
Account Value [Line Items]
Accumulated Value	10,000	9,581	9,171	8,749	9,078	10,926	11,578	10,325	11,507	12,141	12,225	12,125		13,328	11,914	12,017	12,931	13,393	13,467	13,467	13,147	13,233	14,329	14,991	15,228	14,680	14,238	14,871	16,827	16,219	16,064	15,860	13,630	13,213	14,431	13,223	13,843	14,322	14,008	13,893	15,970	15,374	14,984	15,048	14,742	15,650	15,669	14,394	14,771	15,429	14,792	16,320	15,405	13,547	8,875	9,434	10,043	10,570	11,727	10,999	10,435	10,316	12,572	14,068	13,122	12,730	13,319	13,812	14,915	15,319	14,695	14,819	13,287	12,579	12,204	12,929	13,883	14,554	16,454	14,318	15,489	12,856	13,403	13,768	13,319	14,606	14,676	14,083	15,473	14,514	14,636	15,030	14,901	16,692	17,551	16,273	15,899	15,140	17,259	18,689	17,793	17,764	17,949	17,320	16,776	15,759	15,922	16,331	16,349	15,508	14,654	13,759	15,068	14,792	15,507	16,579	16,843	17,867	17,073	18,477	19,686	19,868
DWS Index: MSCI Emerging Markets Latin America Index
Account Value [Line Items]
Accumulated Value	$ 1,000,000	$ 958,097	$ 917,071	$ 874,885	$ 907,801	$ 1,092,637	$ 1,157,801	$ 1,032,478	$ 1,150,655	$ 1,214,125	$ 1,222,491	$ 1,212,465		$ 1,332,779	$ 1,191,403	$ 1,201,738	$ 1,293,148	$ 1,339,294	$ 1,346,698	$ 1,346,651	$ 1,314,706	$ 1,323,322	$ 1,432,906	$ 1,499,125	$ 1,522,774	$ 1,467,950	$ 1,423,806	$ 1,487,080	$ 1,682,669	$ 1,621,911	$ 1,606,411	$ 1,586,028	$ 1,363,020	$ 1,321,254	$ 1,443,115	$ 1,322,276	$ 1,384,330	$ 1,432,230	$ 1,400,810	$ 1,389,314	$ 1,596,963	$ 1,537,381	$ 1,498,419	$ 1,504,834	$ 1,474,188	$ 1,564,960	$ 1,566,873	$ 1,439,431	$ 1,477,146	$ 1,542,901	$ 1,479,195	$ 1,631,954	$ 1,540,502	$ 1,354,660	$ 887,518	$ 943,439	$ 1,004,250	$ 1,057,031	$ 1,172,728	$ 1,099,913	$ 1,043,455	$ 1,031,628	$ 1,257,189	$ 1,406,810	$ 1,312,238	$ 1,273,041	$ 1,331,944	$ 1,381,155	$ 1,491,529	$ 1,531,872	$ 1,469,499	$ 1,481,861	$ 1,328,687	$ 1,257,878	$ 1,220,441	$ 1,292,942	$ 1,388,300	$ 1,455,368	$ 1,645,437	$ 1,431,835	$ 1,548,922	$ 1,285,558	$ 1,340,340	$ 1,376,794	$ 1,331,933	$ 1,460,617	$ 1,467,613	$ 1,408,311	$ 1,547,343	$ 1,451,382	$ 1,463,613	$ 1,502,966	$ 1,490,134	$ 1,669,164	$ 1,755,095	$ 1,627,326	$ 1,589,893	$ 1,514,001	$ 1,725,898	$ 1,868,942	$ 1,779,269	$ 1,776,351	$ 1,794,928	$ 1,732,012	$ 1,677,613	$ 1,575,883	$ 1,592,183	$ 1,633,089	$ 1,634,930	$ 1,550,814	$ 1,465,397	$ 1,375,921	$ 1,506,782	$ 1,479,229	$ 1,550,706	$ 1,657,880	$ 1,684,320	$ 1,786,700	$ 1,707,349	$ 1,847,695	$ 1,968,639	$ 1,986,848